SEGMENTS - Schedule of Sales and Adjusted EBITDA by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Total revenue, net	$ 2,428,427	$ 2,124,091	$ 4,527,831	$ 4,245,465
Income tax expense	(25,504)	(25,460)	(43,082)	(59,861)
Interest expense	(17,516)	(18,788)	(34,698)	(36,736)
Equity Method Investment, Realized Gain (Loss) on Disposal			6,900
Depreciation	(26,496)	(22,388)	(51,309)	(44,236)
Amortization of intangible assets	(1,737)	(1,886)	(3,468)	(4,159)
Mark to market (losses) gains	(17,153)	2,214	(23,069)	5,084
Gain (loss) on asset sales	8,737	0	11,178	(31)
Gain (Loss) on Disposition of Business	48	1,995	409	75,945
Impairment of goodwill	0	0	0	(36,684)
Asset write-downs, net of insurance proceeds	3,617	(147)	3,617	1,699
Other items	(3,190)	73	(3,284)	27
Income from continuing operations	52,939	56,047	97,068	127,534
(Loss) income from discontinued operations, net of income taxes	(34,950)	32,018	(34,920)	25,967
Net Income (Loss) Attributable to Nonredeemable Noncontrolling Interest	17,989	88,065	62,148	153,501
Net income	17,989	88,065	62,148	153,501
Legacy Dole Equity Method Investment
Segment Reporting Information [Line Items]
Income tax expense	(2,263)	(1,694)	(3,430)	(2,261)
Interest expense	(917)	(911)	(1,708)	(1,861)
Equity Method Investment, Realized Gain (Loss) on Disposal	(4)	0	7,679	0
Depreciation	(1,793)	(1,491)	(3,460)	(3,471)
Amortization of intangible assets	(131)	(550)	(357)	(1,103)
Other items	123	(341)	110	(338)
Fresh Fruit
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	72,756	70,619	136,087	140,054
Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	48,984	42,695	76,644	68,654
Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	15,378	12,107	29,209	26,812
Operating Segments
Segment Reporting Information [Line Items]
Total revenue, net	2,459,736	2,152,359	4,593,381	4,307,068
Operating Segments | Fresh Fruit
Segment Reporting Information [Line Items]
Total revenue, net	972,591	851,451	1,850,736	1,675,680
Other items			(1,700,000)	(1,500,000)
Segment Reporting, Other Segment Item, Amount	899,800	780,800
Operating Segments | Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Total revenue, net	1,100,797	944,851	1,992,884	1,798,449
Other items			(1,900,000)	(1,700,000)
Segment Reporting, Other Segment Item, Amount	1,100,000	902,200
Operating Segments | Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Total revenue, net	386,348	356,057	749,761	832,939
Other items			(720,600)	(806,100)
Segment Reporting, Other Segment Item, Amount	371,000	344,000
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total revenue, net	$ (31,309)	$ (28,268)	$ (65,550)	$ (61,603)